Earnings Per Share (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016
Numerator:
Net loss	$ (315,602)	$ (127,879)	$ (293,237)	$ (524,887)	$ (10,353,605)	$ (11,007,799)
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	160,823,831					193,981,153
Stock options
Weighted-average shares outstanding - Diluted	160,823,831					193,981,153
Weighted-average shares outstanding - Basic & Diluted	160,823,831	213,746,647	208,779,424	212,203,790	208,779,424	193,981,153
Earnings per share
-Basic	$ 0.00					$ (0.06)
-Diluted	0.00					(0.06)
-Basic & Diluted	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.05)	$ (0.06)